Unit-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unit-Based Compensation
Unit-Based Compensation
In March 2018, a total of 17,498 common units, with an aggregate value of $0.3 million, were granted to the non-management directors of the General Partner as part of their annual compensation for 2018. These common units were fully vested upon grant. During 2017 and 2016, the Partnership awarded 17,345 and 32,723 common units, respectively, as compensation to non-management directors. The awards were fully vested in March 2017 and March 2016, respectively. The compensation to the non-management directors is included in general and administrative expenses on the Partnership’s consolidated statements of income.

During March 2018, 2017 and 2016, the Partnership granted 62,283, 60,809 and 132,582 restricted units, respectively, with grant date fair values of $1.2 million $1.0 million and $1.5 million, respectively, to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries who provide services to the Partnership, based on the Partnership’s closing common unit price on the grant date. Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date. The restricted units vest equally over three years from the grant date. Any portion of a restricted unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, and in this case, the restricted unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted unit awards is paid to each recipient in the form of common units, net of withholding tax. During the years ended December 31, 2018, 2017 and 2016, the Partnership recorded an expense of $1.3 million, $1.0 million, and $1.3 million, respectively, related to the restricted units and common units.